Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,266,000
Previously Paid Amount	0.00
Total Fee Amount	8,875.13
Total Offset Amount	0.00
Net Fee	8,875.13
Narrative - Max Aggregate Offering Price	$ 64,266,000
Final Prospectus	true